SCHEDULE OF OTHER NON-CURRENT LIABILITIES (Details) - USD ($)		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Long-term payments of leaseback		$ 478,473	[1]	$ 195,219	[1],[2]	$ 57,096	[2]
Deposit				78,631		102,355
Total		$ 478,473		273,850		165,855
Long-term payable	[3]					$ 6,404

[1]	Long-term payments of leaseback represented certain sale-and-lease back arrangements for the purpose of obtaining financing (Note 11 Accrued expenses and other liabilities).
[2]	Long-term payments of leaseback represented certain sale-and-lease back arrangements for the purpose of obtaining financing (Note 12).
[3]	Long-term payable represented payable for vehicle mortgage loan (Note 12).